PROSHARES TRUST

ProShares Short S&P500®

Supplement dated June 24, 2016

to the Fund’s Summary Prospectus, Statutory Prospectus and Statement of Additional Information

dated October 1, 2015, each as supplemented or amended

As of June 24, 2016, Creation Units of the Fund will be comprised of 25,000 shares instead of 50,000 Shares.

All references to a Creation Unit size of 50,000 Shares in the Fund’s Summary Prospectus, Statutory Prospectus and Statement of Additional Information are hereby removed and replaced with references to a Creation Unit size of 25,000 Shares.

Please retain this Supplement for future reference.